Principal accounting policies (Taxation) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Taxation [line items]
Deferred tax assets and liabilities recognized	¥ 0
Deferred tax assets and liabilities temporary differences	¥ 0
SINGAPORE
Taxation [line items]
Tax rate of goods and service tax	7.00%
Receivables from domestic sales of power | PRC
Taxation [line items]
Tax rates of VAT	13.00%
Receivables from domestic sales of power | PAKISTAN
Taxation [line items]
Tax rate of goods and service tax	17.00%
Receivables from domestic sales of heat | PRC
Taxation [line items]
Tax rates of VAT	9.00%
Sales of goods [member] | PRC
Taxation [line items]
Tax rates of VAT	6.00%
Capacity payment | PAKISTAN
Taxation [line items]
Tax rate of goods and service tax	0.00%
Operation and maintenance services | PAKISTAN
Taxation [line items]
Tax rate of goods and service tax	16.00%